Total Income Tax Recognized (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Line Items]
Provision for Income Taxes	¥ 53,656	¥ 45,475	¥ 24,673
Income taxes on discontinued operations	(321)	(2,086)	7,530
Income taxes on other comprehensive income (loss):
Net unrealized gains (losses) on investment in securities	5,936	1,357	3,403
Defined benefit pension plans	2,727	(1,774)	(1,427)
Foreign currency translation adjustments	7,225	335	(214)
Net unrealized gains (losses) on derivative instruments	42	(648)	(338)
Total income taxes	¥ 69,265	¥ 42,659	¥ 33,627